Segment Information - Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of operating segments [Line Items]
Revenues	$ 227,514	$ 7,676	$ 229,991	$ 231,795
Income before income tax	48,009	$ 1,620	49,413	51,953
From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	227,514		229,991	231,795
Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	35,730		36,735	34,911
Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	263,244		266,726	266,706
Intersegment Elimination [Member]
Disclosure of operating segments [Line Items]
Revenues	(35,730)		(36,735)	(34,911)
Consolidated [Member]
Disclosure of operating segments [Line Items]
Revenues	227,514		229,991	231,795
Domestic Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Income before income tax	24,888		25,658	23,231
Domestic Fixed Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	71,137		72,784	72,535
Domestic Fixed Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	22,515		22,669	21,401
Domestic Fixed Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	93,652		95,453	93,936
Mobile Communications Business [Member]
Disclosure of operating segments [Line Items]
Income before income tax	12,433		13,926	19,394
Mobile Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	109,376		110,801	114,877
Mobile Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	2,031		2,530	3,475
Mobile Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	111,407		113,331	118,352
Internet Business [Member]
Disclosure of operating segments [Line Items]
Income before income tax	11,118		10,729	9,918
Internet Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	28,917		28,100	25,777
Internet Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	4,209		4,734	4,701
Internet Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	33,126		32,834	30,478
International Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Income before income tax	1,029		1,098	1,120
International Fixed Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	13,552		14,434	15,460
International Fixed Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	2,375		2,680	2,120
International Fixed Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	15,927		17,114	17,580
Other [Member]
Disclosure of operating segments [Line Items]
Income before income tax	(1,459)		(1,998)	(1,710)
Other [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	4,532		3,872	3,146
Other [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	4,600		4,122	3,214
Other [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 9,132		$ 7,994	$ 6,360